Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Communication and network equipment [member] | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	3 years
Communication and network equipment [member] | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	5 years
Office equipment [member] | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	3 years
Office equipment [member] | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Servers and network equipment	5 years
Leasehold improvements [member]
Disclosure Of Significant Accounting Policies [Line Items]
Leasehold improvements	Shorter of expected lives of leaseholdimprovements and lease term